CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands		Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)
Assets
Cash and cash equivalents | $			$ 4,857		$ 5,406
Restricted cash | $			879		565
Accounts receivable, net | $			4,268		4,082
Prepayments and other current assets | $			589		1,284
Inventories | $			543		494
Total current assets | $			11,136		11,831
Property, plant and equipment, net | $			811		889
Interests in affiliates | $			10,154		9,851
Goodwill | $			1,071		1,071
Deferred tax assets | $			227		236
Total assets | $			23,399		23,878
Liabilities and shareholders' equity
Accounts payable | $			3,561		3,115
Other payables and accrued expenses | $			2,101		2,686
Taxes payable | $			207		200
Total current liabilities | $			$ 5,869		6,001
Commitments and contingencies | $
Shareholders' equity:
Ordinary share, 20,000,000 (2013: 20,000,000) shares authorised; 2,229,609 (2013: 2,229,609) shares issued | $			$ 123		123
Additional paid-in capital | $			9,535		9,533
Treasury stock, 160,386 (2012: 160,386) shares at cost | $			(766)		(766)
PRC statutory reserves | $			315		315
Accumulated other comprehensive income | $			776		784
Retained earnings | $			5,760		5,883
Equity attributable to shareholders of Euro Tech | $			15,743		15,872
Non-controlling interest | $			1,787		2,005
Total shareholders' equity | $			17,530		17,877
Total liabilities and shareholders' equity | $			$ 23,399		$ 23,878
ZHEJIANG TIANLAN
Assets
Cash and cash equivalents		¥ 29,197		¥ 21,462
Accounts receivable, net		156,608		147,127
Prepayments and other current assets		177,859		157,160
Inventories		16,054		14,976
Total current assets		379,718		340,725
Property, plant and equipment, net		161,924		48,091
Intangible asset, net		1,741		2,250
Land use right, net		6,045		6,194
Deferred tax assets		4,350		2,959
Total assets		553,778		400,219
Liabilities and shareholders' equity
Short term borrowings		97,900		64,690
Accounts payable		177,038		99,177
Other payables and accrued expenses		113,438		76,363
Other taxes payable		8,902		7,868
Income tax payable		60		509
Total current liabilities		¥ 397,338		248,607
Commitments and contingencies
Shareholders' equity:
Share capital	[1]	¥ 61,200		61,200
Capital reserve		43,189		43,189
PRC statutory reserves		6,821		5,517
Retained earnings		43,710		40,194
Equity attributable to shareholders of Euro Tech	[2]	154,920		150,100
Non-controlling interest		1,520		1,512
Total shareholders' equity		156,440		151,612
Total liabilities and shareholders' equity		553,778		400,219
ZHEJIANG JIAHUAN
Assets
Cash and cash equivalents		3,129		4,867
Restricted cash		1,469		1,469
Accounts receivable, net		73,893		67,445
Notes receivables		5,704		5,382
Other receivables		14,400		8,326
Inventories		32,249		38,158
Total current assets		130,844		125,647
Property, plant and equipment, net		25,858		27,602
Land use right, net		6,614		6,777
Long term investment		69		69
Total assets		163,385		160,095
Liabilities and shareholders' equity
Short term borrowings		26,600		26,800
Accounts payable		24,861		23,094
Other payables and accrued expenses		13,367		11,236
Amount due to a shareholder		5,470		8,670
Income tax payable		1,771		1,366
Total current liabilities		72,069		71,166
Other long term liabilities		5,923		5,996
Shareholders' equity:
Share capital	[3]	11,250		11,250
Capital reserve		8,542		8,542
PRC statutory reserves		20,931		20,931
Accumulated other comprehensive income		44,387		41,927
Equity attributable to shareholders of Euro Tech	[4]	85,110		82,650
Non-controlling interest		283		283
Total shareholders' equity		85,393		82,933
Total liabilities and shareholders' equity		¥ 163,385		¥ 160,095

[1]	61,200,000 shares issued
[2]	Equity attributable to shareholders of Zhejiang Tianlan Environmental Protection Technology Company Limited
[3]	11,250,000 shares issued
[4]	Equity attributable to shareholders of Zhejiang Jiahuan Electronic Company Limited